DEBT - Additional Information (Detail)		1 Months Ended					12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2023 USD ($) Days	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Oct. 30, 2021 USD ($)
Debt Instrument [Line Items]
Long-term debt			$ 5,168,546,000				$ 5,028,311,000	$ 5,168,546,000
Other current liabilities			85,321,000				97,190,000	85,321,000
Incremental Term Loan [Member]
Debt Instrument [Line Items]
Long-term debt											$ 600,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			2,300,000,000				2,200,000,000	$ 2,300,000,000
Line of credit							$ 200,000,000
Line of credit maturity date							November 18, 2024
Repayment of line of credit					$ 163,100,000
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit, commitment fee percentage							0.50%
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit, commitment fee percentage							0.25%
Revolving Credit Facility [Member] | SOFR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit interest rate							2.50%
Revolving Credit Facility [Member] | SOFR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit interest rate							2.00%
Revolving Credit Facility [Member] | SOFR Floor [Member]
Debt Instrument [Line Items]
First lien leverage ratio								0.00%
2014 Credit Facilities [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			0				$ 0	$ 0
Line of credit maturity date							May 18, 2025
First lien maximum leverage amount							$ 50,000,000
Line of credit leverage ratio							7.5-to-1
Percentage of revolving commitments							35.00%
Zuffa Credit Facilities [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			2,800,000,000				$ 2,700,000,000	2,800,000,000
Line of credit							$ 205,000,000
Principal amortization percentage							0.01
Loans under the Zuffa Credit Facilities			50,000,000
Line of credit maturity date							April 2026
Letters of credit maximum face amount							$ 40,000,000
Zuffa Credit Facilities [Member] | Incremental Term Loan [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			0				$ 0	0
Zuffa Credit Facilities [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit interest rate description	7-to-1
Zuffa Credit Facilities [Member] | Credit Agreement One [Member]
Debt Instrument [Line Items]
Line of credit interest rate description	6.5-to-1
Zuffa Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Outstanding letters of credit	$ 10,000,000									$ 10,000,000
Line of credit, commitment fee percentage							0.50%
Zuffa Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit, commitment fee percentage							0.25%
Zuffa Credit Facilities [Member] | SOFR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit interest rate							0.00%
Zuffa Credit Facilities [Member] | SOFR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit interest rate							2.75%
Zuffa Credit Facilities [Member] | SOFR Floor [Member]
Debt Instrument [Line Items]
Line of credit interest rate							0.00%
Zuffa First Lien Term Loan [Member]
Debt Instrument [Line Items]
Line of credit maturity date							April 2026
Percentage of revolving commitments										35.00%
Zuffa First Lien Term Loan [Member] | SOFR [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit interest rate							3.00%
Zuffa First Lien Term Loan [Member] | SOFR [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit interest rate							2.75%
New First Lien Term Loan [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			0				$ 0	0
Principal amortization percentage							0.01
Repayment of line of credit		$ 32,000,000	200,000,000	$ 250,000,000	$ 256,700,000
New First Lien Term Loan [Member] | Loss On Extinguishment Of Debt [Member]
Debt Instrument [Line Items]
Redemption premium paid									$ 28,600,000
New First Lien Term Loan [Member] | SOFR [Member]
Debt Instrument [Line Items]
Line of credit interest rate							2.75%
New First Lien Term Loan [Member] | SOFR Floor [Member]
Debt Instrument [Line Items]
First lien leverage ratio							0.00%
OL Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			0				$ 0	0
Number of days prior to the maturity date of the term loans | Days							91
Line of credit interest rate description							3-to-1
Line of Credit Facility, Maximum Borrowing Capacity							$ 42,900,000
Long-term debt							$ 2,000,000
Percentage of revolving commitments							40.00%
Repayment of line of credit		16,900,000
OL Revolving Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit maturity date							August 2026
Ole Revolving Credit Covenant [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			0				$ 0	0
Receivables Purchase Agreement [Member]
Debt Instrument [Line Items]
Long-term debt			28,200,000				$ 4,700,000	28,200,000
Other Debt Agreement [Member]
Debt Instrument [Line Items]
Outstanding amount paid		$ 18,000,000
Zuffa Secured Commercial Loans [Member]
Debt Instrument [Line Items]
Line of credit						$ 40,000,000
Principal amortization percentage						0.04
Line of credit maturity date						November 1, 2028
Debt service coverage ratio						1.15-to-1
Zuffa Secured Commercial Loans [Member] | SOFR [Member]
Debt Instrument [Line Items]
Line of credit interest rate							1.70%
Zuffa Secured Commercial Loans [Member] | SOFR Floor [Member]
Debt Instrument [Line Items]
Line of credit interest rate							0.88%
2014 Credit Facilities and Zuffa Credit Facilities [Member]
Debt Instrument [Line Items]
Debt instrument fair value			5,000,000,000				$ 5,000,000,000	5,000,000,000
2014 Credit Facilities and Zuffa Credit Facilities [Member] | EDR Endeavor Group Holdings [Member]
Debt Instrument [Line Items]
Cash held for long term deferred income taxes							40,500,000
Income taxe payable							22,000,000
Long term deferred tax benefit			756,400,000				486,200,000	756,400,000
Tax receivable agreements liability			1,011,700,000				990,500,000	1,011,700,000
Other long-term liabilities			961,600,000				834,300,000	961,600,000
Other current liabilities			50,100,000				$ 156,200,000	50,100,000
2014 Credit Facilities and Zuffa Credit Facilities [Member] | SOFR [Member]
Debt Instrument [Line Items]
First lien leverage ratio							0.00%
Letter of Credit [Member] | 2014 Credit Facilities [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			19,400,000				$ 28,900,000	19,400,000
Letter of Credit [Member] | Zuffa Credit Facilities [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			0				0	0
Letter of Credit [Member] | OL Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Outstanding letters of credit			$ 0				$ 0	$ 0